UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05655

Deutsche Municipal Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/28/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2015 (Unaudited)

Deutsche Municipal Income Trust
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 117.9%
Arizona 1.1%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037, GTY: Citibank NA	1,050,000	1,214,461
5.5%, 12/1/2029, GTY: Citibank NA	1,400,000	1,691,676
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2040	3,000,000	3,305,490

		6,211,627
California 19.2%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series F-1, Prerefunded, 5.125%, 4/1/2039	5,000,000	5,841,800
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	3,500,000	4,076,485
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	3,180,000	4,553,060
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, Prerefunded, 7.2%, 8/1/2039	5,000,000	5,802,050
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.25%, 9/1/2029	5,345,000	6,425,973
California, State General Obligation:
5.0%, 11/1/2043	5,000,000	5,734,150
5.25%, 4/1/2035	4,295,000	5,012,780
5.5%, 3/1/2040	1,370,000	1,608,983
6.0%, 4/1/2038	10,000,000	12,009,800
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	2,000,000	2,459,320
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/1/2034	6,640,000	7,958,903
California, Statewide Communities Development Authority Revenue, American Baptist Homes of the West, 6.25%, 10/1/2039, GTY: American Baptist Homes of the Midwest	1,250,000	1,422,238
Corona-Norco, CA, Unified School District, Election of 2006, Series A, 5.0%, 8/1/2031, INS: AGMC	5,130,000	5,610,578
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	3,000,000	3,509,190
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series B, 5.0%, 5/15/2035	8,500,000	9,700,710
Port Oakland, CA, Series A, AMT, 5.0%, 11/1/2027, INS: NATL	5,850,000	6,379,835
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2043	7,000,000	7,737,800
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	2,850,000	3,287,988
San Diego, CA, Unified School District, Election 2012, Series C, 5.0%, 7/1/2035	5,000,000	5,749,100

		104,880,743
Colorado 2.6%
Colorado, E-470 Public Highway Authority Revenue, Series A-1, 5.5%, 9/1/2024, INS: NATL	2,500,000	2,559,650
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	2,500,000	2,576,750
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	5,450,000	6,520,053
Denver, CO, City & County Airport Revenue, Series A, AMT, 5.25%, 11/15/2043	2,400,000	2,693,880

		14,350,333
District of Columbia 0.9%
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	800,000	892,784
Series A, AMT, 5.0%, 10/1/2043	3,400,000	3,775,598

		4,668,382
Florida 10.7%
Miami-Dade County, FL, Aviation Revenue, Series A, 5.5%, 10/1/2041	10,000,000	11,518,200
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	8,500,000	9,476,055
Series A-1, 5.375%, 10/1/2035	2,000,000	2,322,200
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series A, 5.75%, 4/1/2028	3,000,000	3,153,570
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,377,580
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
5.5%, 10/1/2028	1,520,000	1,708,100
Prerefunded, 5.5%, 10/1/2028	3,770,000	4,375,425
5.75%, 10/1/2038	1,440,000	1,621,555
Prerefunded, 5.75%, 10/1/2038	3,560,000	4,163,064
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	2,705,000	3,045,451
Series A, 5.0%, 7/1/2040	11,895,000	13,402,929

		58,164,129
Georgia 7.8%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	1,030,000	1,165,352
Series C, AMT, 5.0%, 1/1/2037	1,690,000	1,847,339
Atlanta, GA, Water & Wastewater Revenue, Series A, Prerefunded, 6.25%, 11/1/2039	5,815,000	6,988,525
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series A, 5.5%, 2/15/2045	2,135,000	2,388,980
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2020, GTY: JPMorgan Chase & Co.	7,250,000	8,259,780
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	5,000,000	6,040,900
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co., Inc.	10,000,000	12,011,100
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	3,300,000	3,789,555

		42,491,531
Guam 0.1%
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	535,000	636,912
Hawaii 1.1%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2039	4,200,000	4,566,366
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	1,000,000	1,162,540

		5,728,906
Idaho 1.0%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center:
5.0%, 7/1/2035, INS: AGMC	2,500,000	2,784,300
6.75%, 11/1/2037	2,135,000	2,498,569

		5,282,869
Illinois 8.7%
Chicago, IL, Airport Revenue, O'Hare International Airport:
Series A, 5.75%, 1/1/2039	5,000,000	5,793,150
Series B, 6.0%, 1/1/2041	9,000,000	10,638,180
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2035	2,025,000	2,118,049
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	2,500,000	2,788,325
Series D, Prerefunded, 6.5%, 11/1/2038	1,000,000	1,198,290
Illinois, Finance Authority Revenue, Memorial Health Systems, 5.5%, 4/1/2039	4,200,000	4,694,340
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	5,750,000	6,360,363
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place, Series B, 5.0%, 6/15/2050, INS: AGMC	3,000,000	3,183,690
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	915,000	1,074,768
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	730,000	829,119
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	1,580,000	1,708,438
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	4,445,000	5,117,262
Illinois, State General Obligation, 5.5%, 7/1/2038	385,000	428,497
University of Illinois, Auxiliary Facilities Systems, Series A, 5.25%, 4/1/2041	1,250,000	1,401,113

		47,333,584
Indiana 1.4%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	1,745,000	2,046,030
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	5,000,000	5,444,850

		7,490,880
Kentucky 1.8%
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2042, INS: AGC	4,000,000	4,315,640
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	5,000,000	5,224,500

		9,540,140
Louisiana 1.1%
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	3,000,000	3,289,920
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	2,315,000	2,444,385

		5,734,305
Maryland 0.6%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, Prerefunded, 6.75%, 7/1/2039	1,100,000	1,362,669
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital, 5.75%, 1/1/2033	1,500,000	1,629,975

		2,992,644
Massachusetts 1.3%
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,883,625
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	3,570,000	4,056,555

		6,940,180
Michigan 4.1%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	1,120,000	1,206,061
Michigan, State Building Authority Revenue, Series I-A, 5.375%, 10/15/2041	7,500,000	8,518,050
Michigan, State Building Authority Revenue, Facilities Program:
Series H, 5.125%, 10/15/2033	2,495,000	2,817,653
Series I, 6.0%, 10/15/2038	1,000,000	1,156,510
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2035	665,000	737,432
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	5,000,000	5,678,000
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/2039	1,800,000	2,255,148

		22,368,854
Minnesota 0.3%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	1,140,000	1,350,376
Mississippi 0.3%
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	1,525,000	1,759,087
Nevada 3.8%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	4,305,000	4,702,265
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	10,000,000	10,648,000
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	4,830,000	5,455,872

		20,806,137
New Jersey 5.6%
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019, INS: AGMC	5,000,000	5,679,800
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,400,000	1,401,204
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, AMT, 5.125%, 7/1/2042, INS: AGMC	1,250,000	1,380,275
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.5%, 6/15/2039	1,730,000	1,963,930
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series B, 5.25%, 6/15/2036	2,500,000	2,732,000
Series B, 5.5%, 6/15/2031	6,200,000	7,148,786
Series A, 5.5%, 6/15/2041	5,460,000	6,167,780
Series A, 6.0%, 12/15/2038	1,955,000	2,279,178
New Jersey, State Turnpike Authority Revenue, Series E, 5.25%, 1/1/2040	1,750,000	1,953,210

		30,706,163
New York 8.3%
New York, Metropolitan Transportation Authority Revenue:
Series C, 5.0%, 11/15/2038	6,000,000	6,779,280
Series D, 5.0%, 11/15/2038	1,090,000	1,239,047
Series C, 5.0%, 11/15/2042	5,000,000	5,633,950
Series A-1, 5.25%, 11/15/2039	4,000,000	4,645,680
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory Authority, City University, Series A, 5.625%, 7/1/2016	1,060,000	1,106,364
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	2,000,000	2,281,060
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	8,000,000	9,243,120
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	800,000	941,176
Series TE, 5.0%, 12/15/2035	1,000,000	1,173,060
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution:
Series AA, 5.0%, 6/15/2044	5,000,000	5,725,250
Series EE, 5.375%, 6/15/2043	3,750,000	4,429,650
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 144A, 0.02% *, 11/15/2028, SPA: TD Bank NA	1,000,000	1,000,000
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	205,000	238,891
5.0%, 9/1/2039	510,000	591,569

		45,028,097
North Carolina 0.7%
Charlotte-Mecklenburg, NC, Hospital Authority, Health Care Systems Revenue, Carolinas Healthcare, Series D, 0.01% *, 1/15/2026, LOC: U.S. Bank NA	600,000	600,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, 6.25%, 12/1/2033	3,000,000	3,464,430

		4,064,430
North Dakota 0.7%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	3,240,000	4,016,596
Ohio 3.2%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.02% *, 5/1/2049, LOC: Northern Trust Co.	2,000,000	2,000,000
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	1,500,000	1,883,565
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health:
Series A, 5.5%, 1/1/2039	5,000,000	5,654,250
Series B, 5.5%, 1/1/2039	3,500,000	3,938,585
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/2039	3,520,000	4,061,306

		17,537,706
Pennsylvania 2.8%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	1,700,000	1,944,069
Franklin County, PA, Industrial Development Authority Revenue, Chambersburg Hospital Project, 5.375%, 7/1/2042	7,000,000	7,762,090
Pennsylvania, State Turnpike Commission Revenue, Series A, 5.0%, 12/1/2038	2,030,000	2,310,445
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	2,835,000	3,149,713

		15,166,317
Puerto Rico 2.3%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.5%, 8/1/2042	3,000,000	1,985,670
Series A, 6.0%, 8/1/2042	3,200,000	2,263,840
Series A, 6.375%, 8/1/2039	11,590,000	8,438,563

		12,688,073
Rhode Island 0.4%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	2,000,000	2,319,560
South Carolina 3.5%
Charleston County, SC, Airport District, Airport System Revenue, Series A, AMT, 5.875%, 7/1/2032	6,560,000	7,788,295
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,118,450
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	2,550,000	2,864,874
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	6,220,000	7,518,238

		19,289,857
Tennessee 1.6%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.0%, 12/15/2021, GTY: Merrill Lynch & Co., Inc.	2,000,000	2,296,120
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	4,000,000	4,421,480
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	2,050,000	2,142,414

		8,860,014
Texas 16.0%
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, Prerefunded, 7.25%, 12/1/2035	1,000,000	1,231,570
Harris County, TX, Houston Port Authority, Series A, AMT, 6.25%, 10/1/2029	3,000,000	3,479,340
Houston, TX, Airport Revenue, People Mover Project, Series A, AMT, 5.5%, 7/15/2017, INS: AGMC	2,085,000	2,093,361
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	3,500,000	3,878,770
Second Tier, Series F, 5.75%, 1/1/2038	6,500,000	7,199,075
First Tier, 6.0%, 1/1/2043	5,000,000	5,861,900
North Texas, Tollway Authority Revenue, Special Project Systems, Series D, 5.0%, 9/1/2032	2,000,000	2,329,940
Texas, Dallas/Fort Worth International Airport Revenue:
Series F, AMT, 5.0%, 11/1/2035	2,000,000	2,192,540
Series H, AMT, 5.0%, 11/1/2042	5,425,000	5,919,055
Series F, 5.25%, 11/1/2033	3,500,000	4,088,840
Series A, 5.25%, 11/1/2038	4,000,000	4,520,400
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
Series B, 5.0%, 4/1/2053	3,500,000	3,856,615
Series B, 5.25%, 10/1/2051	5,000,000	5,680,200
Texas, Lower Neches Valley Authority, Industrial Development Authority Corp., Mobil Oil Refining Corp. Project, AMT, 0.01% *, 4/1/2029	800,000	800,000
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.861% **, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	1,500,000	1,376,100
Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	5,000,000	6,237,050
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021, GTY: The Goldman Sachs Group, Inc.	1,155,000	1,357,298
5.5%, 8/1/2025, GTY: The Goldman Sachs Group, Inc.	7,250,000	8,790,117
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	1,600,000	1,859,264
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue:
5.0%, 12/15/2030	250,000	278,277
5.0%, 12/15/2031	3,165,000	3,506,947
5.0%, 12/15/2032	2,000,000	2,201,700
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	1,235,000	1,373,703
West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2035	6,500,000	7,328,945

		87,441,007
Virgin Islands 0.5%
Virgin Islands, Public Finance Authority Revenue, Gross Receipts Tax Loan Notes, Series A, 5.0%, 10/1/2032	2,500,000	2,765,675
Virginia 0.3%
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,615,737
Washington 3.7%
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	6,000,000	6,542,700
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	5,000,000	5,480,900
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	1,825,000	2,411,482
Washington, State Motor Vehicle Tax-Senior 520 Corridor Program, Series C, 5.0%, 6/1/2031	5,000,000	5,774,950

		20,210,032
Wisconsin 0.4%
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group:
5.0%, 8/15/2039	460,000	518,549
Prerefunded, 6.625%, 2/15/2039	1,555,000	1,892,295

		2,410,844

Total Municipal Bonds and Notes (Cost $556,400,254)		642,851,727
Underlying Municipal Bonds of Inverse Floaters (a) 38.6%
Florida 6.7%
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023, INS: AGMC (b)	3,740,000	4,156,329
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024, INS: AGMC (b)	3,915,000	4,350,810
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025, INS: AGMC (b)	4,122,500	4,581,408
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026, INS: AGMC (b)	4,317,500	4,798,115
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032, INS: AGMC (b)	16,470,000	18,303,406
Trust: Miami-Dade County, FL, Transit Improvements, Series 2008-1160, 144A, 9.401%, 7/1/2016, Leverage Factor at purchase date: 2 to 1

		36,190,068
Massachusetts 4.7%
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2032 (b)	18,250,000	20,202,184
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/28/2037 (b)	5,000,000	5,534,845
Trust: Massachusetts, State Pollution Control, Water Utility Improvements, Series 3159, 144A, 13.811%, 8/1/2015, Leverage Factor at purchase date: 3 to 1

		25,737,029
Nevada 5.9%
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2028 (b)	9,447,355	10,483,606
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2029 (b)	9,919,723	11,007,786
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/3/2030 (b)	9,627,878	10,683,930
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.813%, 6/1/2016, Leverage Factor at purchase date: 3 to 1

		32,175,322
New York 11.5%
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2026 (b)	10,000,000	10,827,213
Trust: New York, State Dormitory Authority Revenue, Series 3160, 144A, 13.813%, 9/15/2016, Leverage Factor at purchase date: 3 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2024 (b)	10,000,000	10,850,200
Trust: New York, State Dormitory Authority Revenue, Secondary Issues, Series 1955-3, 144A, 18.32%, 9/15/2016, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2025 (b)	5,425,000	5,970,797
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2027 (b)	8,080,000	8,892,911
Trust: New York, State Dormitory Authority Revenues, Series 3169, 144A, 13.81%, 7/1/2025, Leverage Factor at purchase date: 3 to 1
New York, Triborough Bridge & Tunnel Authority Revenues, Series C, 5.0%, 11/15/2033 (b)	6,000,000	6,767,040
Trust: New York, Triborough Bridge & Tunnel Authority Revenues, Series 2008-1188, 144A, 9.37%, 11/15/2033, Leverage Factor at purchase date: 2 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (b)	17,560,000	19,350,242
Trust: New York City, NY, Series 2008-1190, 144A, 9.37%, 11/1/2027, Leverage Factor at purchase date: 2 to 1

		62,658,403
Tennessee 6.5%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (b)	10,756,695	12,039,206
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 18.315%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (b)	10,200,000	11,416,146
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 18.32%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (b)	10,564,925	11,824,575
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 18.328%, 1/1/2016, Leverage Factor at purchase date: 4 to 1

		35,279,927
Virginia 3.3%
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2027 (b)	8,190,000	9,370,617
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2028 (b)	7,630,000	8,729,892
Trust: Virginia, State Resource Authority, Clean Water Revenue, Series 2917, 144A, 11.492%, 10/1/2028, Leverage Factor at purchase date: 2.5 to 1

		18,100,509

Total Underlying Municipal Bonds of Inverse Floaters (Cost $191,122,141)		210,141,258

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $747,522,395) †	156.5	852,992,985
Floating Rate Notes (a)	(21.9)	(119,181,576)
MTPS, at Liquidation Value	(34.6)	(188,865,000)
Other Assets and Liabilities, Net	1.8	10,026,392
Remarketed Preferred Shares, at Liquidation Value	(1.8)	(9,885,000)

Net Assets Applicable to Common Shareholders	100.0	545,087,801

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2015.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 28, 2015.

†
The cost for federal income tax purposes was $625,489,254.  At February 28, 2015, net unrealized appreciation for all securities based on tax cost was $108,322,155.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $112,355,599 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,033,444.

(a)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(b)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$852,992,985	$—	$852,992,985

Total	$—	$852,992,985	$—	$852,992,985

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Municipal Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2015